SCUDDER
                                                                     INVESTMENTS


                              Global/International Funds

                              Advisor Classes A, B and C

          Prospectus

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                              March 1, 2002, as revised May 7, 2002

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                           |
                           |  Scudder Emerging Markets Growth Fund
                           |
                           |  Scudder Global Discovery Fund




      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents

   How the Funds Work                        How to Invest in the Funds

     4  Scudder Emerging Markets              24  Choosing a Share Class
        Growth Fund
                                              29  How to Buy Shares
     9  Scudder Global Discovery Fund
                                              30  How to Exchange or Sell Shares
    14  Other Policies and Risks
                                              31  Policies You Should Know
    15  Who Manages and Oversees                  About
        the Funds
                                              37  Understanding Distributions
    17  Financial Highlights                      and Taxes

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

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                                          |  Class A     Class B     Class C
                           ticker symbol  |  SEKAX       SEKBX       SEKCX
                             fund number  |  479         679         779

  Scudder Emerging Markets Growth Fund
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The Fund's Main Investment Strategy

The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in emerging market equities (equities traded mainly in emerging markets, or issued by companies that are organized in emerging markets or have more than half of their business there). The fund invests primarily in common stocks. The fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that have strong finances and management.

Growth orientation. The managers primarily invest in companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic and political changes, seeking to identify the regions and countries that may benefit from these changes.

The managers intend to keep the fund's holdings diversified across countries and regions, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry or area.

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OTHER INVESTMENTS The fund may invest up to 20% of net assets in equities from the U.S. or other developed markets. The fund may also invest up to 20% of net assets in U.S. or emerging market debt securities when it believes they may perform at least as well as equities.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies, or securities), the managers don't intend to use them as principal investments and may not use them at all.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, emerging markets. When emerging market stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund is not diversified and may invest in relatively few companies increases this risk, because any factors affecting a given company could affect performance. Similarly, if the fund emphasizes a given market, such as Latin America, factors affecting that market will affect performance.

Emerging markets tend to be more volatile than developed markets, for reasons ranging from political and economic uncertainties to poor regulation to higher risk that essential information may be incomplete or wrong. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These risks may affect single companies as well as groups of companies.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o        growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept above-average risks and are interested in an aggressive investment for long-term growth.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is May 29, 2001. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Emerging Markets Growth Fund
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Annual Total Returns (%) as of 12/31 each year                       Class A
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


  1997          3.27
  1998        -24.63
  1999         37.68
  2000        -30.12
  2001         -6.57


For the periods included in the bar chart:
Best Quarter: 28.94%, Q4 1999             Worst Quarter: -21.22%, Q3 1998

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Average Annual Total Returns (%) as of 12/31/2001
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                                                                       Since
                                        1 Year         5 Years       Inception*
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Class A
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  Return before Taxes                  -11.94           -7.99          -4.78
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  Return after Taxes on
  Distributions                        -11.94           -7.97          -5.00
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  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                -9.52           -6.41          -4.12
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Class B (Return before Taxes)          -10.05           -7.81          -4.76
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Class C (Return before Taxes)           -7.16           -7.59          -4.50
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Index (reflects no deductions for
fees, expenses or taxes)               -12.41           -1.09          -1.55
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Index: IFC Emerging Markets Investable Index, an unmanaged capitalization-weighted measure of stock markets in emerging market countries worldwide.

* Commenced operations 5/8/1996. Index comparisons begin 5/31/1996.

In both the chart and the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay
This table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                   Class A       Class B      Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed on       5.75%         None          None
Purchases (% of offering price)
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Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)            None*        4.00%         1.00%
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Annual Operating Expenses, deducted from fund assets
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Management Fee                               1.25%        1.25%         1.25%
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Distribution/Service (12b-1) Fee              0.25         1.00          1.00
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Other Expenses**                              0.68         0.73          0.70
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Total Annual Operating Expenses               2.18         2.98          2.95
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* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years        5 Years       10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares              $783          $1,218         $1,677        $2,944
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Class B shares               701           1,221          1,767         2,940
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Class C shares               398             913          1,552         3,271
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Expenses, assuming you kept your shares
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Class A shares              $783          $1,218         $1,677        $2,944
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Class B shares               301             921          1,567         2,940
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Class C shares               298             913          1,552         3,271
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                                            |  Class A     Class B     Class C
                             ticker symbol  |  KGDAX       KGDBX       KGDCX
                               fund number  |  083         283         383

  Scudder Global Discovery Fund
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The Fund's Main Investment Strategy

The fund seeks above-average capital appreciation over the long term. The fund invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). The fund generally focuses on countries with developed economies (including the U.S.). As of December 31, 2001, companies in which the fund invests typically had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

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OTHER INVESTMENTS While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below). Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given country.

The Main Risks of Investing in the Fund

There are several factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

The most important factor with this fund is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o        growth stocks may be out of favor for certain periods

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o        derivatives could produce disproportionate losses

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).


The inception date for Class A, B and C shares is April 16, 1998. In the bar chart, performance figures before that date reflect the historical performance of the fund's original share class (Class S).

In the table, the performance figures for each share class before the inception date are based on the historical performance of the fund's original share class (Class S) adjusted to reflect the current applicable sales charge of Class A, B or C shares. Class S shares are offered in a different prospectus.


The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Global Discovery Fund

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Annual Total Returns (%) as of 12/31 each year*                        Class A
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1992           -0.07
1993           38.18
1994           -7.68
1995           17.84
1996           21.47
1997            9.93
1998           16.18
1999           64.15
2000           -5.56
2001          -25.18


For the periods included in the bar chart:
Best Quarter: 41.23%, Q4 1999             Worst Quarter: -21.83%, Q3 2001

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Average Annual Total Returns (%) as of 12/31/2001*

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                                        1 Year         5 Years        10 Years
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Class A
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  Return before Taxes                  -29.48            6.90           9.80
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  Return after Taxes on
  Distributions                        -29.48            5.70           8.75
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  Return after Taxes on
  Distributions and Sale of Fund
  Shares                               -17.95            5.59           8.08
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Class B (Return before Taxes)          -27.99            7.08           9.51
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Class C (Return before Taxes)          -25.68            7.34           9.63
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Index (reflects no deductions for
fees, expenses or taxes)                -6.79            5.05           7.81
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Index: Salomon Smith Barney World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.


* Returns prior to April 16, 1998 are for Class S, which is not offered in this prospectus. Class S and the classes offered in this prospectus are invested in the same portfolio of securities. The annual returns differ only to the extent that Class S has lower operating expenses than the classes offered in this prospectus. Therefore, performance for Class A, B and C would have been lower than performance for Class S during the period shown.


In the chart, total returns from 1992 through 1994, and for 1996, 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1994, and for 1996 and 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay
This table describes the fees and expenses that you may pay if you buy and hold fund shares.

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Fee Table                                Class A        Class B       Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed       5.75%          None           None
on Purchases (as % of offering price)
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Maximum Contingent Deferred Sales
Charge (Load) (as % of redemption
proceeds)                                 None*          4.00%         1.00%
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Annual Operating Expenses, deducted from fund assets
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Management Fee                            1.10%          1.10%         1.10%
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Distribution/Service (12b-1) Fee           0.25           1.00          1.00
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Other Expenses**                           0.40           0.45          0.43
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Total Annual Operating Expenses            1.75           2.55          2.53
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* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.40%, 0.45% and 0.425% for Class
   A, Class B and Class C, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                    1 Year        3 Years        5 Years       10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class A shares               $743        $1,094         $1,469        $2,519
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Class B shares                658         1,093          1,555         2,510
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Class C shares                356           788          1,345         2,866
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Expenses, assuming you kept your shares
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Class A shares               $743        $1,094         $1,469        $2,519
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Class B shares                258           793          1,355         2,510
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Class C shares                256           788          1,345         2,866
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Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. For Scudder Emerging Markets Growth Fund, the Board will provide shareholders with 60 days notice prior to making any changes to the fund's 80% investment policy as described herein.

o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that a fund was not pursuing its goals.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

Euro conversion

Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is well underway. The advisor is working to address euro-related issues as they occur and has been notified that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

For more information

This prospectus doesn't tell you about every policy or risk of investing in a fund.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor


Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the funds. Under the supervision of the Board of Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for the funds and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The funds' investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including more than 500 portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets.

Fund Name                                                Fee Paid
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Scudder Emerging Markets Growth Fund                     1.25%
---------------------------------------------------------------------
Scudder Global Discovery Fund                            1.10%
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The portfolio managers

The following people handle the day-to-day management of each fund.


Scudder Emerging Markets            Scudder Global Discovery Fund
Growth Fund
                                      Gerald Moran
  Oliver Kratz                        CFA, Managing Director of
  Director of Deutsche Asset          Deutsche Asset Management and
  Management and Co-Manager of the    Co-Manager of the fund.
  fund.                                o Joined Deutsche Asset
   o Joined Deutsche Asset               Management's equity
     Management in 1998 and the          research and management
     fund in 2002.                       area in 1968 as an
   o Over eight years of                 analyst, has focused on
     investment industry                 small company stocks since
     experience.                         1982 and has been a
   o Joined the fund in 2002.            portfolio manager since
                                         1985.
  Tara Kenney                          o Over 34 years of
  Senior Vice President of               investment industry
  Deutsche Asset Management and          experience.
  Co-Manager of the fund.              o Joined the fund in 1992.
   o Joined Deutsche Asset
     Management in 1995 and the       Sewall Hodges
     fund in 1996.                    CFA, Managing Director of
   o Over 16 years of investment      Deutsche Asset Management and
     industry experience.             Co-Manager of the fund.
   o MBA, New York University.         o Joined Deutsche Asset
                                         Management in 1995 and the
                                         fund in 2002.
                                       o Over 24 years of
                                         investment industry
                                         experience.
                                       o MBA, Wharton Business
                                         School, University of
                                         Pennsylvania.

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Emerging Markets Growth Fund -- Class A

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.25
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                (.03)
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.95)
--------------------------------------------------------------------------------
  Total from investment operations                                      (1.98)
--------------------------------------------------------------------------------
Redemption fees                                                            .01
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.28
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (19.22)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .09
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.20*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.86)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 69
--------------------------------------------------------------------------------


^a For the period from May 29, 2001 (commencement of sales of Class A shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Emerging Markets Growth Fund -- Class B

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.25
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                (.06)
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.95)
--------------------------------------------------------------------------------
  Total from investment operations                                      (2.01)
--------------------------------------------------------------------------------
Redemption fees                                                            .01
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.25
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (19.51)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .03
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    3.00*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.66)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 69
--------------------------------------------------------------------------------


^a For the period from May 29, 2001 (commencement of sales of Class B shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Emerging Markets Growth Fund -- Class C

--------------------------------------------------------------------------------
                                                                          2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.25
--------------------------------------------------------------------------------
Income (loss) from investment operations:                                (.06)
  Net investment income (loss)^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    (1.94)
--------------------------------------------------------------------------------
  Total from investment operations                                      (2.00)
--------------------------------------------------------------------------------
Redemption fees                                                            .01
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 8.26
--------------------------------------------------------------------------------
Total Return (%)^c                                                     (19.41)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .01
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.97*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (1.63)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 69
--------------------------------------------------------------------------------


^a For the period from May 29, 2001 (commencement of sales of Class C shares) to October 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of any sales charges.

*  Annualized

** Not annualized

Scudder Global Discovery Fund -- Class A

--------------------------------------------------------------------------------
 Years Ended October 31,                      2001      2000     1999     1998^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $34.70   $28.05    $19.78   $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b             (.20)    (.39)     (.24)    (.09)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)   (10.94)    9.42      8.51   (4.11)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations          (11.14)    9.03      8.27   (4.20)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                              (2.41)   (2.38)        --       --
--------------------------------------------------------------------------------
Net asset value, end of period              $21.15   $34.70    $28.05   $19.78
--------------------------------------------------------------------------------
Total Return (%)^c,^d                       (34.16)   32.63     41.61  (17.51)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         100      153        55       11
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              2.10^f   2.09^e      2.26    2.20*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              1.89^f   1.99^e      2.01    1.95*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    (.74)   (1.06)     (.98)   (1.00)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     59       86        64       41
--------------------------------------------------------------------------------

^a For the period April 16, 1998 (commencement of sales of Class A shares) to
   October 31, 1998.

^b Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

^d Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 2.08% and 1.99%, respectively.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.05% and 1.84%, respectively (see Notes to Financial Statements).

*  Annualized

** Not annualized

Scudder Global Discovery Fund -- Class B

--------------------------------------------------------------------------------
 Years Ended October 31,                      2001      2000     1999     1998^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $33.93   $27.69    $19.70   $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b             (.43)    (.68)     (.43)    (.18)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)   (10.63)    9.30      8.42   (4.10)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations          (11.06)    8.62      7.99   (4.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                              (2.41)   (2.38)        --       --
--------------------------------------------------------------------------------
Net asset value, end of period              $20.46   $33.93    $27.69   $19.70
--------------------------------------------------------------------------------
Total Return (%)^c,^d                       (34.74)   31.51     40.43  (17.85)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          60      108        27        6
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              2.82^f   2.96^e      3.44    3.13*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              2.78^f   2.83^e      2.83    2.83*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (1.63)   (1.90)    (1.81)   (1.87)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     59       86        64       41
--------------------------------------------------------------------------------

^a For the period April 16, 1998 (commencement of sales of Class B shares) to
   October 31, 1998.

^b Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

^d Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 2.95% and 2.83%, respectively.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.72% and 2.68%, respectively (see Notes to Financial Statements).

*  Annualized

** Not annualized

Scudder Global Discovery Fund -- Class C

--------------------------------------------------------------------------------
 Years Ended October 31,                      2001      2000     1999     1998^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $34.00   $27.71    $19.70   $23.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b             (.40)    (.68)     (.43)    (.17)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)   (10.67)    9.35      8.44   (4.11)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations          (11.07)    8.67      8.01   (4.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                              (2.41)   (2.38)        --       --
--------------------------------------------------------------------------------
Net asset value, end of period              $20.52   $34.00    $27.71   $19.70
--------------------------------------------------------------------------------
Total Return (%)^c,^d                       (34.69)   31.73     40.41  (17.85)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          20       29         8        2
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              2.82^f   2.91^e      3.00    3.23*
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              2.68^f   2.80^e      2.80    2.80*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (1.55)   (1.89)    (1.79)   (1.88)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                     59       86        64       41
--------------------------------------------------------------------------------

^a For the period April 16, 1998 (commencement of sales of Class C shares) to
   October 31, 1998.

^b Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

^d Total return does not reflect the effect of any sales charges.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 2.90% and 2.80%, respectively.

^f The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 2.74% and 2.60%, respectively (see Notes to Financial Statements).

*  Annualized

** Not annualized

  How to Invest in the Funds

  The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

In this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. The funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

----------------------------------------------------------------------------------
Classes and features                      Points to help you compare
----------------------------------------------------------------------------------
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o Up to 0.25% annual service fee            Class C
----------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% annual distribution/service fee     going forward
----------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% annual distribution/service fee
----------------------------------------------------------------------------------

Class A shares


Class A shares have a 12b-1 plan, under which a service fee of up to 0.25% is deducted from class assets each year.

Class A shares have a sales charge that varies with the amount you invest:

                                                 Sales charge as a
                       Sales charge as a % of      % of your net
Your investment            offering price           investment
---------------------------------------------------------------------
Up to $50,000                    5.75                    6.10
---------------------------------------------------------------------
$50,000-$99,999                  4.50                    4.71
---------------------------------------------------------------------
$100,000-$249,999                3.50                    3.63
---------------------------------------------------------------------
$250,000-$499,999                2.60                    2.67
---------------------------------------------------------------------
$500,000-$999,999                2.00                    2.04
---------------------------------------------------------------------
$1 million or more    See below and next page
---------------------------------------------------------------------

The offering price includes the sales charge.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

You may be able to buy Class A shares without sales charges when you are:

o        reinvesting dividends or distributions

o        investing through certain workplace retirement plans

o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

Year after you bought shares         CDSC on shares you sell
---------------------------------------------------------------------
First year                                    4.00%
---------------------------------------------------------------------
Second or third year                           3.00
---------------------------------------------------------------------
Fourth or fifth year                           2.00
---------------------------------------------------------------------
Sixth year                                     1.00
---------------------------------------------------------------------
Seventh year and later        None (automatic conversion to Class A)
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

Class C shares


Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of up to 0.25% are deducted from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

Year after you bought shares            CDSC on shares you sell
---------------------------------------------------------------------
First year                                    1.00%
---------------------------------------------------------------------
Second year and later                          None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares
Once you've chosen a share class, use these instructions to make investments.

----------------------------------------------------------------------------------
First investment                          Additional investments
----------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
                                          Investment Plan
----------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
----------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and a Scudder investment slip
o Send it to us at the appropriate          to us at the appropriate address
  address, along with an investment check   below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
----------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
                                            (minimum $50)
----------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
----------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account

----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  Regular mail:
  First Investment: Scudder Investments, PO Box 219356, Kansas City, MO
  64121-9356
  Additional Investments: Scudder Investments, PO Box 219154, Kansas City, MO 64121-9154

  Express, registered or certified mail:
  Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

  Fax number: (800) 821-6234 (for exchanging and selling only)

How to Exchange or Sell Shares
Use these instructions to exchange or sell shares in your account.

----------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
----------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 32
existing accounts
----------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for you
----------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
----------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
----------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a      --
  fund account, call (800) 621-1048
----------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
----------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register      --

o Follow the instructions for making
  on-line exchanges
----------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. These funds have other share classes, which are described in a separate prospectus and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

ScudderACCESS, the ScudderAutomated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. These include:

o        the death or disability of an account owner (including a joint owner)

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 10% per year of the net asset value of the account

o        withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

o For Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial representative.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is as follows:

Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

Class B and Class C shares-- net asset value per share, or NAV

To calculate NAV, each share class uses the following equation:

  TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------- =  NAV
 TOTAL NUMBER OF SHARES OUTSTANDING

For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, a fund's value for a security is likely to be different from the last quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30% (in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts or if you have an automatic investment plan or in any case where a fall in share price created the low balance

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to their shareholders in November or December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------
Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

  To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything a fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about a fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about a fund, including a fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Investments                   SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza             Public Reference Section
Chicago, IL 60606-5808                Washington, D.C. 20549-0102
www.scudder.com                       www.sec.gov
(800) 621-1048                        (202) 942-8090







Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel (800) 621-1048
                                   SEC File Numbers:

SCUDDER                            Scudder Emerging Markets Growt Fund   811-642
INVESTMENTS                        Scudder Global Discovery Fund        811-4670